SHARE CAPITAL - Schedule of Derivative Financial Instruments Activity (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Class of Warrant or Right [Line Items]
Number of warrants		5,000,000	5,000,000
November 13, 2017 [Member]
Class of Warrant or Right [Line Items]
Number of warrants		5,000,000
Fair value on issuance	$ 334,109
Gain on derivatives	59,740
Fair value, end of period	$ 0	$ 59,740